CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,487,928	$ (15,058,274)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	423,340	484,151
Change in fair value of warrant derivative liability	(4,089,491)	1,444,075
Change in fair value of preferred share derivative liability	561,684	11,227,957
Discount in Series E issuance attributable to embedded beneficial conversion feature	437,500	250,000
Preferred share derivative interest satisfied by the issuance of common stock	182,684	636,179
Salaries and Directors Fees satisfied by the issuance of common stock	146,119	213,230
Non-cash compensation satisfied by the issuance of common stock and options	45,866	24,453
Non-cash rent expense	9,112	11,090
Non-cash lease accretion	1,356	1,276
Changes in Assets and Liabilities
Accounts receivable	(268,305)	174,820
Inventories	(1,053,264)	311,480
Prepaid and other current assets	(22,748)	19,231
Accounts payable, accrued expenses and other current liabilities	251,611	(133,749)
Deferred revenues and Customer deposits	(13,335)	0
Derivative interest payable	(43,466)	0
NET CASH USED IN OPERATING ACTIVITIES	(1,943,409)	(394,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(119,489)	(201,777)
Cost of leasehold improvements	(33,519)	(421,556)
Costs incurred for intellectual property assets	(51,578)	(45,292)
Withdrawals from restricted cash, net	12,765	10,835
NET CASH USED IN INVESTING ACTIVITIES	(191,822)	(657,790)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series E Convertible Preferred Stock	437,500	250,000
Proceeds from Executions of Cash Warrants	564,500	0
Proceeds from draws against Treppel Credit Line	600,000	0
Other loan payments	(6,297)	(13,411)
Costs associated with raising capital, net of adjustments	240,144	(342,169)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,835,847	(105,580)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(299,384)	(1,157,451)
CASH AND CASH EQUIVALENTS - beginning of period	668,407	1,825,858
CASH AND CASH EQUIVALENTS - end of period	369,023	668,407
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	237,874	228,317
Cash paid for taxes	6,099	2,849
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Loan to purchase equipment	$ 0	$ 13,200